Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Preferred Stock Series C [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 5,626		$ 196	$ 64,422,908	$ (55,791,914)	$ (39,334)		$ 8,597,482
Beginning balance, shares at Dec. 31, 2020		5,625,884		196,202
Net loss						(7,128,921)		(23,576)	(7,152,497)
Change in foreign currency translation							(45,727)		(45,727)
Issuance of common stock in connection with sales made under public offerings				$ 92	10,315,232				10,315,324
Issuance of common stock in connection with sales made under public offerings, shares				92,369
Recognition of beneficial conversion features related to convertible notes					318,616				318,616
Issuance of common stock in exchange for consulting, professional and other services				$ 5	511,453				511,458
Issuance of common stock in exchange for consulting, professional and other services, shares				5,013
Issuance of common stock in connection with the issuance of convertible notes				$ 1	39,750				39,750
Issuance of common stock in connection with the issuance of convertible notes, shares				592
Issuance of common stock in connection with the acquisition of a business				$ 59	4,999,941				5,000,000
Issuance of common stock in connection with the acquisition of a business, shares				59,063
Stock based compensation expense related to stock options					33,698				33,698
Ending balance, value at Sep. 30, 2021			$ 9,400	$ 411	88,502,011	(62,920,855)	(85,061)	(23,576)	25,482,330
Ending balance, shares at Sep. 30, 2021			9,400,259	410,858
Beginning balance, value at Jun. 30, 2021			$ 9,315	$ 319	79,464,163	(60,611,994)	(17,465)		18,844,338
Beginning balance, shares at Jun. 30, 2021			9,315,059	318,669
Net loss						(2,308,841)		(23,576)	(2,332,417)
Change in foreign currency translation							(67,596)		(67,596)
Issuance of common stock in connection with sales made under public offerings				$ 12	1,361,696				1,361,708
Issuance of common stock in connection with sales made under public offerings, shares				12,048
Issuance of common stock in exchange for consulting, professional and other services				$ 3	255,094				255,097
Issuance of common stock in exchange for consulting, professional and other services, shares				2,884
Issuance of common stock in connection with the issuance of convertible notes					10,000				10,000
Issuance of common stock in connection with the issuance of convertible notes, shares				149
Issuance of common stock in connection with the acquisition of a business				$ 59	4,999,941				5,000,000
Issuance of common stock in connection with the acquisition of a business, shares				59,063
Stock based compensation expense related to stock options					33,698				33,698
Ending balance, value at Sep. 30, 2021			$ 9,400	$ 411	88,502,011	(62,920,855)	(85,061)	(23,576)	25,482,330
Ending balance, shares at Sep. 30, 2021			9,400,259	410,858
Beginning balance, value at Dec. 31, 2021			$ 9,400	$ 423	89,863,584	(66,404,190)	(30,755)	2,682,339	26,120,801
Beginning balance, shares at Dec. 31, 2021			9,400,259	423,273
Net loss						(8,495,757)		(266,309)	(8,762,066)
Change in foreign currency translation							(129,361)		(129,361)
Recognition of beneficial conversion features related to convertible notes					363,329				363,329
Issuance of common stock in exchange for consulting, professional and other services				$ 6	116,730				116,736
Issuance of common stock in exchange for consulting, professional and other services, shares				5,950
Stock based compensation expense related to stock options					226,091				226,091
Ending balance, value at Sep. 30, 2022			$ 9,282	$ 752	97,178,268	(75,450,170)	(160,116)	2,416,030	23,994,046
Ending balance, shares at Sep. 30, 2022			9,281,759	752,077
Beginning balance, value at Jun. 30, 2022			$ 9,361	$ 660	95,681,102	(73,253,212)	(87,776)	2,511,477	24,861,612
Beginning balance, shares at Jun. 30, 2022			9,360,759	659,335
Net loss						(2,010,795)		(95,447)	(2,106,242)
Change in foreign currency translation							(72,340)		(72,340)
Issuance of common stock in exchange for consulting, professional and other services				$ 2	21,252				21,254
Issuance of common stock in exchange for consulting, professional and other services, shares				2,000
Stock based compensation expense related to stock options					88,709				88,709
Ending balance, value at Sep. 30, 2022			$ 9,282	$ 752	$ 97,178,268	$ (75,450,170)	$ (160,116)	$ 2,416,030	$ 23,994,046
Ending balance, shares at Sep. 30, 2022			9,281,759	752,077